Related-party transactions - Narrative (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Proceeds on disposal of property, plant and equipment	R 191,000,000	R 80,000,000	R 101,000,000
Purchase of property, plant and equipment, classified as investing activities	15,899,000,000	12,740,000,000	R 9,616,000,000
Other property, plant and equipment
Disclosure of transactions between related parties [line items]
Purchase of property, plant and equipment, classified as investing activities				R 201,653
Neal Froneman | Other property, plant and equipment
Disclosure of transactions between related parties [line items]
Proceeds on disposal of property, plant and equipment	R 75,000
Rand Refinery
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	44.40%
Dividends received from related parties	R 307,000,000	R 112,000,000